Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	Commitments and contingencies:

Lease commitments:

Total future minimum lease payments including operating costs are as follows:

2013	290,259
2014	336,446
2015	303,646
2016	304,730
2017	89,490
$1,324,571

Rental expense was $334,798 for the year ended December 31, 2012 (2011 - $288,740, 2010 - $231,044).